Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0001905660
Registrant Name	HUB Cyber Security Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A